CONSOLIDATED BALANCE SHEETS - USD ($)	Oct. 31, 2015	Jan. 31, 2015	Jan. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 620	$ 6,584	$ 46,551
Total current assets	620	6,584	46,551
TOTAL ASSETS	620	6,584	46,551
CURRENT LIABILITIES
Accounts payable and accrued liabilities	$ 340,177	$ 333,963	244,635
Advances payable			$ 99,637
Current portion of convertible notes payable, net of discount of $0, $0 and $0, respectively		$ 6,317
Current portion of accrued interest payable		310
Total current liabilities	$ 340,177	340,590	$ 344,272
Convertible notes payable, net of discount of $401,001, $351,646 and $704,046, respectively	6,682	45,976	177,886
Accrued interest payable	5,577	5,973	29,149
TOTAL LIABILITIES	$ 352,436	$ 392,539	$ 551,307
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY (DEFICIT)
Common stock, $0.0001 par value; 480,000,000 shares authorized; 1,184,815, 903,182 and 14,904,515 shares issued and outstanding at October 31, 2015, January 31, 2015 and January 31, 2014, respectively	$ 1,185	$ 903	$ 1,490
Series E preferred stock, $0.001 par value; 20,000,000 shares authorized; no shares issued or outstanding at October 31, 2015, January 31, 2015 and January 31, 2014, respectively
Additional paid-in capital	$ 4,046,586	$ 3,157,811	$ 1,201,608
Common stock payable		60,000
Accumulated deficit	(4,399,587)	(3,604,669)	(1,707,854)
Total shareholders' equity (deficit)	(351,816)	(385,955)	(504,756)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 620	$ 6,584	$ 46,551